Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss per share
NOTE 10
—
NET LOSS PER SHARE
The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders for the three and nine months ended September 30, 2022 and 2021:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Numerator:
Net loss	$(4,244)	$(3,141)	$(11,276)	$(6,194)

Denominator:
Weighted-average number of common shares outstanding	69,013	65,772	66,859	65,762

Basic and diluted net loss per common share	$(0.06)	$(0.05)	$(0.17)	$(0.09)

The following table summarizes the outstanding shares of potentially dilutive securities as of the periods presented that were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive:

	September 30,
	2022	2021
Stock options	14,216	9,831
Common stock warrants	47,935	—

Total	62,151	9,831

9.	NET LOSS PER SHARE
The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders for the years ended December 31:

	2021	2020
Numerator:
Net loss	$(9,896)	$(7,418)

Denominator:
Weighted-average number of common shares outstanding (1)	65,764,502	65,693,821

Basic and diluted net loss per common share (1)	$(0.15)	$(0.11)

The following table summarizes the outstanding shares of potentially dilutive securities that were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive for the years ended December 31:

	2021	2020
Stock options (1)	$10,372,865	$5,731,145

(1)	Restated for the retroactive application to reflect the effect of the Exchange Ratio established in the Business Combination in Note 1.